Contingencies, commitments and restrictions on the distribution of profits - Contingencies (Details) € in Thousands, $ in Millions								1 Months Ended			11 Months Ended		12 Months Ended
	May 31, 2024 EUR (€)	May 09, 2024 USD ($)	Dec. 29, 2023	Dec. 13, 2023 USD ($)	Sep. 14, 2019 USD ($)	Sep. 14, 2019 BRL (R$)	Aug. 27, 2019 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Mar. 31, 2022 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2018 EUR (€) contract	Dec. 31, 2014 BRL (R$)	Sep. 11, 2024 USD ($)	Sep. 11, 2024 ARS ($)	Sep. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)	Sep. 10, 2021 EUR (€)
Contingencies, commitments and restrictions on the distribution of profits
Total amount of loan								$ 1,333,237,000					$ 1,158,071,000		$ 1,333,237,000	$ 1,465,437,000
Revenue													1,843,267,000		1,400,038,000	1,378,663,000
Bad debt recovery recognized													4,443,000		1,546,000	(4,760,000)
Amount of identified three total payments													138,600					R$ 858,000
Legal action to claiming for late payment of taxes					$ 209,900	R$ 1,300,000
TA Concession Agreement | Toscana Aeroporti S.p.A.
Contingencies, commitments and restrictions on the distribution of profits
Payments for confirmation deposit with no property passage										$ 3,300,000
Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Contingencies, commitments and restrictions on the distribution of profits
Revenue													108,991,000		$ 100,252,000	$ 79,713,000
Tax Proceedings
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim payments | R$							R$ 17,000,000
Value of tax demanded award the plaintiff seeks in the legal matter								$ 1,200,000	R$ 8,000,000		$ 12,900,000	R$ 80,000,000
Tax Proceedings | TA Concession Agreement | Toscana Aeroporti S.p.A.
Contingencies, commitments and restrictions on the distribution of profits
Amount of guarantees constituted													500,000
Tax Proceedings | Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim amount																					$ 3,300,000
TAGSA legal proceedings | Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim amount																						$ 4,500,000
Aeropuertos del Neuqu'n S.A. ("NQN") legal proceedings
Contingencies, commitments and restrictions on the distribution of profits
Amount of damages awarded to the plaintiff				$ 600,000
Amount of interest on damages awarded to the plaintiff				$ 300,000
Annual interest rate on damages awarded to plaintiff			8.00%
Percentage of legal cost judgment amount				53.30%
ANSA legal proceedings, relating to claim by a supplier for breach of contract, two
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim amount													500,000
Amount of ANSAs bank accounts attached													300,000
Insurance offered by ANSA													$ 500,000
Granted the claim and ordered ANSA to pay																			$ 3,000	$ 3.4
First instance proceedings
Contingencies, commitments and restrictions on the distribution of profits
Percentage of legal cost judgment amount, on appeal				15.60%
Second instance proceedings
Contingencies, commitments and restrictions on the distribution of profits
Percentage of legal costs on the legal costs of previous proceedings				30.00%
Italian Proceedings | ARSA
Contingencies, commitments and restrictions on the distribution of profits
Reimbusement of deposit | €	€ 4,700
Number of preliminary sales contracts | contract																	2
Italian Proceedings | ARSA | First contract
Contingencies, commitments and restrictions on the distribution of profits
Repayment of contract expected price | €																	€ 75,000						€ 72,000
Contract expected price | €																	3,000
Italian Proceedings | ARSA | Second contract
Contingencies, commitments and restrictions on the distribution of profits
Repayment of contract expected price | €																	90						€ 81
Contract expected price | €																	€ 9
peruvian proceedings
Contingencies, commitments and restrictions on the distribution of profits
Amount of damages awarded to the plaintiff		$ 91,200,000
peruvian proceedings | ARSA
Contingencies, commitments and restrictions on the distribution of profits
Provision | €														€ 0